UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Unusual Whales Subversive Democratic Trading ETF Ticker: NANC (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.subversiveetfs.com/nanc. You can also request this information by writing us at (877) 291-4040 or by writing to Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$36	0.73%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$207,058
Number of Holdings	160
Total Advisory Fee Paid	$753,320
Portfolio Turnover	5%

Sector Breakdown

(% of total net assets)

Technology
36.2%
Communications
19.5%
Consumer, Non-cyclical
19.4%
Consumer, Cyclical
9.7%
Financial
8.9%
Industrial
4.7%
Utilities
0.7%
Basic Materials
0.6%
Cash & Other
0.2%
Energy
0.1%

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	9.0
Microsoft Corp.	7.6
Amazon.com, Inc.	5.2
Salesforce, Inc.	4.2
Alphabet, Inc. - Class C	3.9
Apple, Inc.	3.7
Philip Morris International, Inc.	3.6
Costco Wholesale Corp.	3.2
Netflix, Inc.	3.2
American Express Co.	3.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/nanc/ or upon request at (877) 291-4040.

The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/nanc.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Unusual Whales Subversive Republican Trading ETF Ticker: GOP (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.subversiveetfs.com/gop. You can also request this information by writing us at (877) 291-4040 or by writing to Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$36	0.73%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$52,924
Number of Holdings	156
Total Advisory Fee Paid	$167,893
Portfolio Turnover	8%

Sector Breakdown

(% of total net assets)

Technology
19.5%
Financial
16.7%
Consumer, Non-cyclical
12.3%
Industrial
11.8%
Consumer, Cyclical
9.8%
Communications
9.8%
Energy
9.3%
Basic Materials
4.2%
Utilities
3.3%
Cash & Other
3.3%

*

*	Includes short-term investments, exchange traded funds and liabilities in excess of other assets.

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
JPMorgan Chase & Co.	4.5
iShares Bitcoin Trust ETF	3.1
AT&T, Inc.	3.1
Comfort Systems USA, Inc.	2.6
Chevron Corp.	2.6
Allstate Corp.	2.5
NVIDIA Corp.	2.4
Intel Corp.	2.2
Tyson Foods, Inc. - Class A	2.2
Fidelity National Information Services, Inc.	2.2

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/gop/ or upon request at (877) 291-4040.

The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

The Fund also changed its ticker symbol from KRUZ to GOP during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/gop.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2025 (Unaudited)

Tidal ETF Trust

• Unusual Whales Subversive Democratic Trading ETF   | NANC  | Cboe BZX Exchange, Inc.

• Unusual Whales Subversive Republican Trading ETF    | GOP     | Cboe BZX Exchange, Inc.

Subversive ETFs

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace/Defense - 0.1%
General Dynamics Corp.	717	$195,440

Agriculture - 3.8%
Altria Group, Inc.	7,885	473,258
Philip Morris International, Inc.	47,279	7,504,595
		7,977,853

Apparel - 0.1%
NIKE, Inc. - Class B	3,330	211,388

Auto Manufacturers - 0.7%
Ford Motor Co.	40,384	405,052
Tesla, Inc. (a)	4,153	1,076,291
		1,481,343

Banks - 2.3%
Bank of America Corp.	11,279	470,673
Bank of New York Mellon Corp.	4,742	397,711
Citigroup, Inc.	7,194	510,702
Fifth Third Bancorp	5,688	222,970
First Horizon Corp.	11,668	226,592
Huntington Bancshares, Inc.	13,618	204,406
JPMorgan Chase & Co.	1,896	465,089
Morgan Stanley	9,245	1,078,614
PNC Financial Services Group, Inc.	1,200	210,924
Wells Fargo & Co.	13,158	944,613
		4,732,294

Beverages - 1.1%
Coca-Cola Co.	27,349	1,958,736
PepsiCo, Inc.	2,397	359,406
		2,318,142

Biotechnology - 0.6%
Amgen, Inc.	1,896	590,699
Corteva, Inc.	4,266	268,459
Vertex Pharmaceuticals, Inc.(a)	731	354,404
		1,213,562

Building Materials - 2.6%
Mohawk Industries, Inc.(a)	3,573	407,965
Trane Technologies PLC	952	320,748
Vulcan Materials Co.	19,599	4,572,447
		5,301,160

Chemicals - 0.6%
Air Products and Chemicals, Inc.	719	212,047
DuPont de Nemours, Inc.	5,998	447,931
Ecolab, Inc.	948	240,337
Linde PLC	476	221,645
PPG Industries, Inc.	1,663	181,849
		1,303,809

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

Commercial Services - 1.8%
API Group Corp.(a)	52,671	1,883,515
Automatic Data Processing, Inc.	711	217,232
Cintas Corp.	948	194,843
Quanta Services, Inc.	1,185	301,203
United Rentals, Inc.	1,913	1,198,877
		3,795,670

Computers - 8.0%
Accenture PLC - Class A	5,386	1,680,647
Apple, Inc.	34,582	7,681,700
Crowdstrike Holdings, Inc. - Class A(a)	13,123	4,626,907
Dell Technologies, Inc. - Class C	4,281	390,213
Gartner, Inc.(a)	948	397,914
Hewlett Packard Enterprise Co.	9,297	143,453
HP, Inc.	7,170	198,537
International Business Machines Corp.	4,420	1,099,077
Seagate Technology Holdings PLC	3,942	334,873
		16,553,321

Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co.	4,518	423,336
Procter & Gamble Co.	4,140	705,539
		1,128,875

Distribution/Wholesale - 0.1%
Copart, Inc.(a)	3,330	188,445

Diversified Financial Services - 4.5%
American Express Co.	23,528	6,330,208
Ameriprise Financial, Inc.	474	229,468
Blackrock, Inc.	487	460,936
Capital One Financial Corp.	1,659	297,459
Charles Schwab Corp.	5,524	432,419
Discover Financial Services	2,371	404,730
Mastercard, Inc. - Class A	734	402,320
Visa, Inc. - Class A	1,913	670,430
		9,227,970

Electric - 0.7%
Dominion Energy, Inc.	3,323	186,320
Vistra Corp.	10,154	1,192,486
		1,378,806

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	1,188	204,502
Emerson Electric Co.	1,422	155,908
		360,410

Electronics - 0.2%
Sensata Technologies Holding PLC	15,778	382,932

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

Entertainment - 0.2%
Marriott Vacations Worldwide Corp.	1,904	122,313
Penn Entertainment, Inc.(a)	18,206	296,940
		419,253

Environmental Control - 0.1%
Republic Services, Inc.	948	229,568

Food - 0.3%
Mondelez International, Inc. - Class A	2,852	193,508
Sysco Corp.	6,015	451,366
		644,874

Food Service - 0.5%
Aramark	27,890	962,763

Healthcare-Products - 5.0%
Abbott Laboratories	22,027	2,921,881
Artivion, Inc.(a)	192,072	4,721,130
Baxter International, Inc.	7,937	271,683
Boston Scientific Corp.(a)	2,374	239,489
Intuitive Surgical, Inc.(a)	488	241,692
Medtronic PLC	4,510	405,269
Stryker Corp.	723	269,137
Tactile Systems Technology, Inc.(a)	62,282	823,368
Zimmer Biomet Holdings, Inc.	3,320	375,758
		10,269,407

Healthcare-Services - 0.7%
Cigna Group	1,187	390,523
HCA Healthcare, Inc.	1,909	659,655
UnitedHealth Group, Inc.	722	378,147
		1,428,325

Home Builders - 1.8%
DR Horton, Inc.	29,443	3,743,089

Insurance - 1.3%
Aflac, Inc.	2,133	237,168
Allstate Corp.	2,151	445,408
Arthur J Gallagher & Co.	711	245,466
Marsh & McLennan Cos., Inc.	1,915	467,317
Progressive Corp.	3,935	1,113,644
Prudential Financial, Inc.	1,909	213,197
		2,722,200

Internet - 16.3%
Alphabet, Inc. - Class C	51,569	8,056,625
Amazon.com, Inc.(a)	56,801	10,806,958
Meta Platforms, Inc. - Class A	9,800	5,648,328
Netflix, Inc.(a)	7,025	6,551,023
Palo Alto Networks, Inc.(a)	7,827	1,335,600
Pinterest, Inc. - Class A(a)	37,798	1,171,738

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

Uber Technologies, Inc.(a)	2,880	209,837
		33,780,109

Leisure Time - 0.1%
Topgolf Callaway Brands Corp.(a)	27,258	179,630

Lodging - 0.3%
Marriott International, Inc. - Class A	2,151	512,368
MGM Resorts International(a)	4,516	133,854
		646,222

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	724	238,775
Oshkosh Corp.	4,247	399,558
Vertiv Holdings Co. - Class A	3,318	239,560
		877,893

Machinery-Diversified - 0.1%
Deere & Co.	475	222,941

Media - 1.9%
Comcast Corp. - Class A	8,602	317,414
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,527	497,485
Walt Disney Co.	31,643	3,123,164
		3,938,063

Miscellaneous Manufacturing - 0.2%
3M Co.	1,422	208,835
Illinois Tool Works, Inc.	953	236,353
		445,188

Oil & Gas Services - 0.1%
ChampionX Corp.	6,933	206,603

Packaging & Containers - 0.5%
Ball Corp.	10,682	556,212
Berry Global Group, Inc.	6,475	452,020
		1,008,232

Pharmaceuticals - 5.6%
AbbVie, Inc.	3,372	706,501
CVS Health Corp.	22,916	1,552,559
Elanco Animal Health, Inc.(a)	32,067	336,704
Eli Lilly & Co.	6,456	5,332,075
Johnson & Johnson	16,107	2,671,185
Merck & Co., Inc.	3,853	345,845
Novartis AG - ADR	2,138	238,344
Pfizer, Inc.	13,500	342,090
		11,525,303

Private Equity - 0.8%
Blackstone, Inc.	2,608	364,546
KKR & Co., Inc.	10,400	1,202,344
		1,566,890

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

Retail - 5.9%
Bath & Body Works, Inc.	8,379	254,051
CarMax, Inc.(a)	5,216	406,431
Costco Wholesale Corp.	7,053	6,670,586
Domino's Pizza, Inc.	980	450,261
Home Depot, Inc.	2,229	816,906
Lowe's Cos., Inc.	1,470	342,848
McDonald's Corp.	1,024	319,867
Restaurant Brands International, Inc.	3,318	221,112
Ross Stores, Inc.	1,194	152,581
Starbucks Corp.	6,969	683,589
Sweetgreen, Inc. - Class A(a)	24,086	602,632
Target Corp.	2,673	278,954
TJX Cos., Inc.	3,333	405,959
Walmart, Inc.	7,907	694,156
		12,299,933

Semiconductors - 12.3%
Advanced Micro Devices, Inc.(a)	2,396	246,165
Applied Materials, Inc.	26,046	3,779,796
Intel Corp.	20,108	456,653
KLA Corp.	244	165,871
Lam Research Corp.	7,534	547,722
Microchip Technology, Inc.	5,998	290,363
Micron Technology, Inc.	7,423	644,984
NVIDIA Corp.	171,699	18,608,738
NXP Semiconductors NV	715	135,893
QUALCOMM, Inc.	1,674	257,143
Texas Instruments, Inc.	1,669	299,919
		25,433,247

Software - 15.9%
Broadridge Financial Solutions, Inc.	956	231,792
Intuit, Inc.	722	443,301
Microsoft Corp.	41,650	15,634,993
Oracle Corp.	1,185	165,675
Roper Technologies, Inc.	474	279,461
Salesforce, Inc.	32,567	8,739,680
ServiceNow, Inc.(a)	2,177	1,733,197
SS&C Technologies Holdings, Inc.	54,850	4,581,621
Tempus AI, Inc.(a)	25,222	1,216,709
		33,026,429

Telecommunications - 1.3%
Arista Networks, Inc.(a)	3,792	293,804
Cisco Systems, Inc.	10,856	669,924
Corning, Inc.	7,644	349,942
Motorola Solutions, Inc.	477	208,836
T-Mobile US, Inc.	2,615	697,447
Verizon Communications, Inc.	8,851	401,481
		2,621,434

Transportation - 0.3%
Old Dominion Freight Line, Inc.	948	156,847
Union Pacific Corp.	954	225,373

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Unusual Whales Subversive Democratic Trading ETF
March 31, 2025 (Unaudited)

United Parcel Service, Inc. - Class B	2,863	314,901
		697,121
TOTAL COMMON STOCKS (Cost $205,859,504)		206,646,137

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27%(b)	428,608	428,608
TOTAL SHORT-TERM INVESTMENTS (Cost $428,608)		428,608

TOTAL INVESTMENTS - 100.0% (Cost $206,288,112)		207,074,745
Liabilities in Excess of Other Assets - (0.0)%(c)		(16,942)
TOTAL NET ASSETS - 100.0%		$207,057,803

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	6

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Aerospace/Defense - 1.7%
Lockheed Martin Corp.	696	$310,910
RTX Corp.	4,386	580,970
		891,880
Agriculture - 1.0%
Philip Morris International, Inc.	3,270	519,047
Airlines - 0.7%
Delta Air Lines, Inc.	5,074	221,226
Southwest Airlines Co.	4,651	156,181
		377,407
Apparel - 0.3%
Skechers USA, Inc. - Class A(a)	2,486	141,155
Auto Manufacturers - 0.9%
Tesla, Inc. (a)	1,766	457,676
Banks - 5.5%
Bank of America Corp.	2,103	87,758
Citigroup, Inc.	2,103	149,292
Farmers & Merchants Bancorp, Inc.	3,597	86,004
JPMorgan Chase & Co.	9,693	2,377,693
United Bankshares, Inc.	3,322	115,174
Zions Bancorp NA	1,752	87,355
		2,903,276
Beverages - 0.2%
Coca-Cola Co.	1,756	125,765
Biotechnology - 1.9%
Amgen, Inc.	282	87,857
United Therapeutics Corp.(a)	2,969	915,254
		1,003,111
Building Materials - 0.8%
Fortune Brands Innovations, Inc.	2,240	136,371
Louisiana-Pacific Corp.	1,530	140,730
Simpson Manufacturing Co., Inc.	913	143,414
		420,515
Chemicals - 2.3%
Dow, Inc.	22,517	786,293
Linde PLC	917	426,992
		1,213,285
Coal - 0.2%
Alliance Resource Partners LP	4,176	113,921

Commercial Services - 1.5%
PayPal Holdings, Inc.(a)	7,660	499,815
Quanta Services, Inc.	286	72,695
Robert Half, Inc.	1,614	88,044

The accompanying notes are an integral part of these financial statements.	7

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

Valvoline, Inc.(a)	4,305	149,857
		810,411
Computers - 3.9%
Accenture PLC - Class A	3,612	1,127,089
Apple, Inc.	1,351	300,098
Crowdstrike Holdings, Inc. - Class A(a)	280	98,722
EPAM Systems, Inc.(a)	1,342	226,583
Fortinet, Inc.(a)	1,747	168,166
Insight Enterprises, Inc. (a)	915	137,241
		2,057,899
Distribution/Wholesale - 0.2%
Core & Main, Inc. - Class A(a)	2,554	123,384
Diversified Financial Services - 4.4%
AerCap Holdings NV	4,762	486,534
Blackrock, Inc.	77	72,879
Charles Schwab Corp.	5,193	406,508
Discover Financial Services	998	170,359
Houlihan Lokey, Inc.	915	147,772
Mastercard, Inc. - Class A	645	353,537
Stifel Financial Corp.	2,972	280,141
Visa, Inc. - Class A	1,214	425,458
		2,343,188
Electric - 1.2%
Dominion Energy, Inc.	5,760	322,963
NextEra Energy, Inc.	4,293	304,331
		627,294
Electrical Components & Equipment - 0.7%
Emerson Electric Co.	3,183	348,984

Electronics - 2.0%
Arrow Electronics, Inc.(a)	911	94,589
Honeywell International, Inc.	1,380	292,215
nVent Electric PLC	2,380	124,760
Plexus Corp.(a)	912	116,855
Sensata Technologies Holding PLC	3,183	77,251
Woodward, Inc.	1,968	359,140
		1,064,810
Engineering & Construction - 2.6%
Comfort Systems USA, Inc.	4,298	1,385,374
Environmental Control - 0.2%
Waste Management, Inc.	350	81,028
Food - 2.3%
Kraft Heinz Co.	2,909	88,521
Tyson Foods, Inc. - Class A	17,979	1,147,240
		1,235,761

The accompanying notes are an integral part of these financial statements.	8

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

Food Service - 0.5%
Aramark	6,940	239,569
Gas - 2.1%
National Fuel Gas Co.	13,632	1,079,518
Healthcare-Products - 0.7%
Boston Scientific Corp.(a)	3,052	307,886
Thermo Fisher Scientific, Inc.	150	74,640
		382,526
Healthcare-Services - 2.1%
Elevance Health, Inc.	1,476	642,001
Humana, Inc.	647	171,196
IQVIA Holdings, Inc.(a)	634	111,774
UnitedHealth Group, Inc.	394	206,358
		1,131,329
Home Builders - 0.1%
LGI Homes, Inc.(a)	840	55,835
Household Products/Wares - 0.4%
Clorox Co.	1,471	216,605
Insurance - 5.0%
Allstate Corp.	6,313	1,307,233
Chubb Ltd.	632	190,858
Equitable Holdings, Inc.	6,220	324,000
Marsh & McLennan Cos., Inc.	912	222,555
Primerica, Inc.	705	200,593
Willis Towers Watson PLC	1,125	380,194
		2,625,433
Internet - 2.8%
Amazon.com, Inc.(a)	1,974	375,573
ePlus, Inc.(a)	1,191	72,687
Gen Digital, Inc.	7,476	198,413
Meta Platforms, Inc. - Class A	628	361,954
Palo Alto Networks, Inc.(a)	1,506	256,984
Uber Technologies, Inc.(a)	2,904	211,585
		1,477,196
Iron/Steel - 1.3%
Cleveland-Cliffs, Inc.(a)	31,782	261,248
Nucor Corp.	1,476	177,622
United States Steel Corp.	5,745	242,784
		681,654
Lodging - 0.5%
Las Vegas Sands Corp.	7,128	275,355
Machinery-Construction & Mining - 1.0%
Caterpillar, Inc.	710	234,158

The accompanying notes are an integral part of these financial statements.	9

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

Oshkosh Corp.	3,351	315,262
		549,420
Machinery-Diversified - 1.1%
Applied Industrial Technologies, Inc.	564	127,092
Dover Corp.	564	99,083
Gates Industrial Corp. PLC(a)	4,226	77,801
Rockwell Automation, Inc.	1,062	274,399
		578,375
Media - 1.6%
Charter Communications, Inc. - Class A(a)	1,257	463,242
Liberty Broadband Corp. - Class C(a)	1,264	107,503
Walt Disney Co.	1,121	110,643
Warner Bros Discovery, Inc.(a)	14,975	160,682
		842,070
Mining - 0.6%
Alcoa Corp.	2,776	84,668
Barrick Gold Corp.	8,320	161,741
Freeport-McMoRan, Inc.	2,380	90,107
		336,516
Miscellaneous Manufacturing - 0.4%
3M Co.	492	72,255
Donaldson Co., Inc.	1,891	126,811
		199,066
Oil & Gas - 6.7%
Chevron Corp.	8,091	1,353,543
ConocoPhillips	9,755	1,024,470
Devon Energy Corp.	4,349	162,653
Exxon Mobil Corp.	1,143	135,937
Occidental Petroleum Corp.	3,543	174,883
Shell PLC - ADR	9,661	707,958
		3,559,444
Packaging & Containers - 0.5%
AptarGroup, Inc.	705	104,608
TriMas Corp.	5,869	137,510
		242,118
Pharmaceuticals - 2.2%
AbbVie, Inc.	561	117,541
Henry Schein, Inc.(a)	2,512	172,047
Johnson & Johnson	4,159	689,728
Neurocrine Biosciences, Inc.(a)	700	77,420
Novo Nordisk AS - ADR	1,588	110,271
		1,167,007
Pipelines - 2.4%
Energy Transfer LP	15,545	288,981
NGL Energy Partners LP(a)	57,003	258,794
ONEOK, Inc.	1,757	174,329
Williams Cos., Inc.	9,181	548,657

The accompanying notes are an integral part of these financial statements.	10

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

		1,270,761
Private Equity - 0.1%
KKR & Co., Inc.	630	72,834
Retail - 6.6%
Bath & Body Works, Inc.	13,081	396,616
Beacon Roofing Supply, Inc.(a)	2,101	259,894
BJ's Wholesale Club Holdings, Inc.(a)	3,180	362,838
Costco Wholesale Corp.	559	528,691
Dollar Tree, Inc.(a)	2,456	184,372
FirstCash Holdings, Inc.	2,658	319,810
Home Depot, Inc.	1,194	437,589
O'Reilly Automotive, Inc.(a)	349	499,970
Penske Automotive Group, Inc.	565	81,349
Starbucks Corp.	1,340	131,441
Suburban Propane Partners LP	14,421	302,985
		3,505,555
Semiconductors - 8.4%
Advanced Micro Devices, Inc.(a)	1,348	138,494
Applied Materials, Inc.	429	62,256
ASML Holding NV	834	552,633
Broadcom, Inc.	1,891	316,610
Entegris, Inc.	1,262	110,400
Intel Corp.	51,020	1,158,664
KLA Corp.	101	68,660
NVIDIA Corp.	11,675	1,265,337
QUALCOMM, Inc.	779	119,662
Texas Instruments, Inc.	3,674	660,218
		4,452,934
Software - 7.2%
Adobe, Inc.(a)	227	87,061
Autodesk, Inc.(a)	774	202,633
Cadence Design Systems, Inc.(a)	912	231,949
Fidelity National Information Services, Inc.	15,283	1,141,335
Intuit, Inc.	485	297,785
Microsoft Corp.	843	316,454
MicroStrategy, Inc. - Class A(a)	1,985	572,216
Oracle Corp.	493	68,926
Progress Software Corp.	1,332	68,611
PTC, Inc.(a)	560	86,772
SAP SE - ADR	1,248	335,013
ServiceNow, Inc.(a)	210	167,190
Workday, Inc. - Class A(a)	1,071	250,111
		3,826,056
Telecommunications - 5.4%
Arista Networks, Inc.(a)	11,218	869,171
AT&T, Inc.	57,201	1,617,644
Cisco Systems, Inc.	2,037	125,703

T-Mobile US, Inc.	982	261,909

The accompanying notes are an integral part of these financial statements.	11

Schedule of Investments	Unusual Whales Subversive Republican Trading ETF

March 31, 2025 (Unaudited)

		2,874,427

Transportation - 0.8%
FedEx Corp.	1,681	409,794
TOTAL COMMON STOCKS (Cost $49,945,551)		50,296,568

EXCHANGE TRADED FUNDS - 3.1%
iShares Bitcoin Trust ETF (a)	35,307	1,652,721
TOTAL EXCHANGE TRADED FUNDS (Cost $1,869,531)		1,652,721

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Simon Property Group, Inc.	4,835	802,997
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $732,978)		802,997

CLOSED-END FUNDS - 0.2%
Hercules Capital, Inc.	3,958	76,033
TOTAL CLOSED-END FUNDS (Cost $78,460)		76,033

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27%(b)	106,311	106,311
TOTAL SHORT-TERM INVESTMENTS (Cost $106,311)		106,311

TOTAL INVESTMENTS - 100.0% (Cost $52,732,831)		52,934,630
Liabilities in Excess of Other Assets - (0.0)%(c)		(11,111)
TOTAL NET ASSETS - 100.0%		$52,923,519

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	12

Statements of Assets and Liabilities	Subversive ETFs

March 31, 2025 (Unaudited)

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
ASSETS:
Investments, at value (Note 2)	$207,074,745	$52,934,630
Receivable for investments sold	1,779,834	758,282
Dividends receivable	132,566	29,779
Dividend tax reclaims receivable	3,677	475
Interest receivable	1,383	395
Total assets	208,992,205	53,723,561
LIABILITIES:
Payable for capital shares redeemed	1,800,505	767,007
Payable to adviser (Note 4)	133,897	33,035
Total liabilities	1,934,402	800,042
NET ASSETS	$207,057,803	$52,923,519
NET ASSETS CONSISTS OF:
Paid-in capital	$205,366,612	$52,369,512
Total distributable earnings	1,691,191	554,007
Total net assets	$207,057,803	$52,923,519
Net assets	$207,057,803	$52,923,519
Shares issued and outstanding(a)	5,750,000	1,725,000
Net asset value per share	$36.01	$30.68
COST:
Investments, at cost	$206,288,112	$52,732,831

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	13

Statements of Operations	Subversive ETFs
For the Six-Months Ended March 31, 2025 (Unaudited)

	Unusual Whales Subversive Democratic Trading ETF(a)	Unusual Whales Subversive Republican Trading ETF(a)
INVESTMENT INCOME:
Dividend income	$984,544	$386,001
Less: Dividend withholding taxes	(2,458)	(1,146)
Less: Issuance fees	(22)	(7)
Interest income	17,382	4,540
Total investment income	999,446	389,388

EXPENSES:
Investment advisory fee (Note 4)	753,320	167,893
Total expenses	753,320	167,893
NET INVESTMENT INCOME	246,126	221,495

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	2,609,170	521,447
Net realized gain (loss)	2,609,170	521,447
Net change in unrealized appreciation
(depreciation) on:
Investments	(13,876,971)	(2,526,638)
Net change in unrealized appreciation
(depreciation)	(13,876,971)	(2,526,638)
Net realized and unrealized gain (loss)	(11,267,801)	(2,005,191)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(11,021,675)	$(1,783,696)

(a)       Each Fund reorganized into Tidal ETF Trust on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.	14

Statements of Changes in Net Assets	Subversive ETFs

	Unusual Whales Subversive Democratic		Unusual Whales Subversive Republican
	Trading ETF		Trading ETF
	Six-Months ended March 31, 2025 (Unaudited)(a)	Year ended September 30, 2024	Six-Months ended March 31, 2025 (Unaudited)(a)	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$246,126	$338,160	$221,495	$170,812
Net realized gain (loss)	2,609,170	554,417	521,447	52,342
Net change in unrealized appreciation (depreciation)	(13,876,971)	14,250,277	(2,526,638)	2,697,274
Net increase (decrease) in net assets from operations	(11,021,675)	15,142,854	(1,783,696)	2,920,428

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(411,931)	(107,314)	(252,256)	(55,652)
Total distributions to shareholders	(411,931)	(107,314)	(252,256)	(55,652)

CAPITAL TRANSACTIONS:
Subscriptions	52,908,413	163,234,028	22,803,195	27,394,950
Redemptions	(10,087,770)	(12,024,495)	(1,559,690)	(1,479,005)
Net increase (decrease) in net assets from capital transactions	42,820,643	151,209,533	21,243,505	25,915,945

NET INCREASE (DECREASE) IN NET ASSETS	31,387,037	166,245,073	19,207,553	28,780,721

NET ASSETS:	175,670,766	9,425,693	33,715,966	4,935,245
Beginning of the period
End of the period	$207,057,803	$175,670,766	$52,923,519	$33,715,966

SHARES TRANSACTIONS
Subscriptions	1,325,000	4,700,000	700,000	925,000
Redemptions	(275,000)	(350,000)	(50,000)	(50,000)
Total increase (decrease) in shares outstanding	1,050,000	4,350,000	650,000	875,000

(a)       Each Fund reorganized into Tidal ETF Trust on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.	15

Financial Highlights	Unusual Whales Subversive Democratic Trading ETF
For a share outstanding throughout the periods presented

	Six-Months ended March 31, 2025 (Unaudited)(b)		Year ended September 30, 2024	Period ended September 30, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$37.38		$26.93	$25.00

INVESTMENT OPERATIONS:
Net investment income(c)	0.05		0.17	0.10
Net realized and unrealized gain (loss) on investments(d)	(1.34)		10.57	1.83
Total from investment operations	(1.29)		10.74	1.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.12)	—
Net realized gains	—		(0.17)	—
Total distributions	(0.08)		(0.29)	—
Net asset value, end of period	$36.01		$37.38	$26.93

TOTAL RETURN(e)	-3.46%		40.10%	7.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$207,058		$175,671	$9,426
Ratio of expenses to average net assets(f)	0.73	%(h)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.24%		0.47%	0.57%
Portfolio turnover rate(e)(g)	5%		62%	44%

(a)	Inception date of the Fund was February 6, 2023.

(b)	The Fund reorganized into Tidal ETF Trust on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.

The accompanying notes are an integral part of these financial statements.	16

Financial Highlights	Unusual Whales Subversive Republican Trading ETF
For a share outstanding throughout the periods presented

	Six-Months ended March 31, 2025 (Unaudited)(b)		Year ended September 30, 2024	Period ended September 30, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$31.36		$24.68	$25.00

INVESTMENT OPERATIONS:
Net investment income(c)(d)	0.15		0.32	0.21
Net realized and unrealized gain (loss) on investments(e)	(0.65)		6.64	(0.53)
Total from investment operations	(0.50)		6.96	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.28)	—
Total distributions	(0.18)		(0.28)	—
Net asset value, end of period	$30.68		$31.36	$24.68

TOTAL RETURN(f)	-1.62%		28.39%	-1.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,924		$33,716	$4,935
Ratio of expenses to average net assets(g)(h)	0.73	%(j)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(g)(h)	0.97%		1.07%	1.32%
Portfolio turnover rate(f)(i)	8%		54%	46%

(a)	Inception date of the Fund was February 6, 2023.

(b)	The Fund reorganized into Tidal ETF Trust on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.

The accompanying notes are an integral part of these financial statements.	17

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each, a “Fund”, and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

Pursuant to two tax-free reorganizations that took place prior to the open of business on December 30, 2024 (each such transaction, a "Reorganization," and collectively, the "Reorganizations"), the Democratic Trading ETF and the Republican Trading ETF are the successors to the Unusual Whales Subversive Democratic Trading ETF (the “Predecessor Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (the “Predecessor Republican Trading ETF,” and together with the Predecessor Democratic Trading ETF, the “Predecessor Funds”), respectively, each a series of Series Portfolios Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Fund reflect the operations of the corresponding Predecessor Fund for the period prior to December 30, 2024. Each Fund had no performance history prior to the Reorganizations.

Each Reorganization was accomplished by a tax-free exchange of shares of a Predecessor Fund for shares of the corresponding Fund of equivalent aggregate net asset value. The Reorganizations did not result in a material change to either Predecessor Fund’s investment portfolio as compared to the corresponding Fund. There are no material differences in accounting policies of the Predecessor Funds as compared to the Funds.

Each Predecessor Fund commenced operations on February 6, 2023.

The investment objective of each Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Funds’ investments as of March 31, 2025:

Democratic Trading ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$206,646,137	$—	$—	$206,646,137
Money Market Funds	428,608	—	—	428,608
Total Investments	$207,074,745	$—	$—	$207,074,745
Republican Trading ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,296,568	$—	$—	$50,296,568
Exchange Traded Funds	1,652,721	—	—	1,652,721
Real Estate Investment Trusts - Common	802,997	—	—	802,997
Closed-End Funds	76,033	—	—	76,033
Money Market Funds	106,311	—	—	106,311
Total Investments	$52,934,630	$—	$—	$52,934,630

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Interest income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Each Fund intends to pay out dividends and interest income, if any, and distribute any net realized capital gains to its shareholders at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Funds exceeds 15% of the Funds’ net assets, the Funds will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Democratic Party Investing Risk (Democratic Trading ETF Only). The pattern of investing by members of the Democratic Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds' primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Ethics in Government Act Risk. In implementing the Funds’ principal investment strategies, the Adviser obtains and uses information derived by the third-party data provider from Periodic Transaction Reports (“PTRs”) to manage the composition and weighting of securities in each Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978 (the “EIGA”), which makes it unlawful for “any person to obtain or use a PTR for any commercial purpose, other than by news and communications media for dissemination to the general public. The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Funds’ investment strategies constitutes “obtaining or using” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, each Fund is subject to the risk that the Adviser and/or the Funds may face legal consequences if the Adviser’s implementation of the Funds’ investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Funds and their shareholders or limit the ability of the Adviser to implement the Funds’ investment strategies. In addition, the Adviser and/or the Funds may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Funds to fundamentally change their investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Funds’ portfolios may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Funds originally paid for it, or less than it was worth at an earlier time. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Funds are able to implement their principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Funds or their investments. It is not possible to predict fully the effects of current or future regulation.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

investment strategies for the Funds.

Market Capitalization Risk. These risks apply to the extent the Funds hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning small-capitalization companies than for larger, more established companies.

Newer Fund Risk. The Funds are newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because each Fund is “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the Stop Trading on Congressional Knowledge Act of 2012, as amended) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Funds will not purchase or sell securities at the same time as members of Congress. As a result, the Funds may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Funds would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Funds’ performance.

Republican Party Investing Risk (Republican Trading ETF Only). The pattern of investing by members of the Republican Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile and may perform differently than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

Fund	Investment Advisory Fee
Democratic Trading ETF	0.72%*
Republican Trading ETF	0.72%*

* Prior to each Reorganization, each Predecessor Fund paid the Adviser a unitary management fee based on the average daily net assets of the applicable Predecessor Fund at an annualized rate of 0.75%.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended March 31, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into a fund sponsorship agreement with Subversive Capital Advisor LLC (“Sponsor”) pursuant to which Sponsor has agreed to provide financial support (as described below) to the Funds. Every month, the Investment Advisory Fee for each Fund is calculated and paid to the Adviser, and the Adviser retains a portion of the Investment Advisory Fee from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay Sponsor a portion of any remaining profits generated by Investment Advisory Fee for each Fund. If the amount of the Investment Advisory Fee exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to Sponsor.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the six-months ended March 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Democratic Trading ETF	$11,361,027	$10,999,022
Republican Trading ETF	3,950,136	3,672,811

For the six-months ended March 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended March 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
Democratic Trading ETF	$52,114,604	$9,974,303
Republican Trading ETF	22,429,381	1,538,740

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended March 31, 2025 (estimated) and prior fiscal year ended September 30, 2024 were as follows:

Fund	Distributions paid from:	March 31, 2025	September 30, 2024
Democratic Trading ETF	Ordinary Income	$411,931	$107,190
	Long-Term Capital Gains	—	124
Republican Trading ETF	Ordinary Income	252,256	55,652
	Long-Term Capital Gains	—	—

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Democratic Trading ETF	Republican Trading ETF
Investments, at cost	$162,069,503	$31,218,038
Gross tax unrealized appreciation	17,913,682	3,755,016
Gross tax unrealized depreciation	(4,285,899)	(1,254,219)
Net tax unrealized appreciation (depreciation)	13,627,783	2,500,797
Undistributed ordinary income (loss)	321,573	146,472
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(824,559)	(57,310)
Total distributable earnings	$13,124,797	$2,589,959

Net capital losses and net investment losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Funds’ next taxable year. As of the prior fiscal year ended September 30, 2024, the Funds had not elected to defer any post-October or late-year losses.

As of the prior fiscal year ended September 30, 2024, the Democratic Trading ETF and the Republican Trading ETF had the following short-term and long-term capital loss carryovers, both of which do not expire:

Fund	Short-Term	Long-Term
Democratic Trading ETF	$762,117	$62,442

Notes to the Financial Statements	Subversive ETFs
March 31, 2025 (Unaudited)

Republican Trading ETF	45,040	11,323

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Unusual Whales Subversive ETFs Semi-Annual Report – Investment Advisory Agreement Approval Rider

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on November 21, 2024 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF (each, a “Fund,” and together, the “Funds”), each a proposed series of the Trust, and Tidal Investments LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Daniel Weiskopf, who will each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Funds.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations as series of the Trust and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Trustees considered the performance of each of the SPT Unusual Whales ETFs, as series of Series Portfolios Trust (each, a “Predecessor Fund,” and together, the “Predecessor Funds”), that will reorganize into the corresponding Unusual Whales ETF (each, a “Reorganization,” and together, the “Reorganizations”), as series of the Trust. The Trustees noted that the Funds will not commence operations until after the closing of the Reorganizations, at which time each Fund will adopt the performance history of its corresponding Predecessor Fund.

The Board also considered that because the portfolio investment decision-making for the Predecessor Funds was performed by Subversive Capital Advisor LLC from the inception of each Predecessor Fund through August 2, 2024, the performance of the Predecessor Funds was not relevant to the consideration of the approval of the Advisory Agreement.

3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund, subject to the Fund sponsor’s contractual agreement to assume a portion of such obligations in exchange for a portion of the profits, if any, generated by each Fund’s unitary fee. The Board considered comparative peer group reports for each Fund coordinated by the Adviser in partnership with and prepared by AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners, an independent investment management analytics consulting firm, comparing each Fund’s cost structure to a customized peer group based on select criteria.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fees. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit each of the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.